Debt - Additional Information (Detail) CAD in Millions			3 Months Ended		12 Months Ended
	Mar. 17, 2015 USD ($)	Jan. 15, 2015 CAD	Mar. 28, 2015 USD ($)	Mar. 29, 2014 USD ($)	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Apr. 30, 2015 USD ($)	Mar. 11, 2015 USD ($)	Sep. 08, 2014 USD ($)	Jan. 17, 2014 USD ($)	Jan. 31, 2012 USD ($)	Jan. 30, 2012 USD ($)
Debt Instrument [Line Items]
Original issuance discount												$ 9,500,000
Proceeds from issuance of debt			$ 104,000,000	$ 306,750,000	$ 762,250,000	$ 234,681,000	$ 726,442,000
Premium of debt instrument			23,078,000		24,247,000
Write-off of costs from extinguishment of debt			688,000			3,100,000
Outstanding letters of credit						26,000,000
Deferred financing fees, net					$ 17,200,000	11,500,000
Financing fees			(799,000)			(3,115,000)	(9,469,000)
Interest expense			22,000,000	$ 17,200,000
Prime Rate [Member] | COLOMBIA
Debt Instrument [Line Items]
Basis spread on variable rate		0.20%
Prime Rate [Member] | COLOMBIA | Subsequent Event [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		0.20%
Prime Rate [Member] | CANADA
Debt Instrument [Line Items]
Basis spread on variable rate		0.90%
Prime Rate [Member] | CANADA | Subsequent Event [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		0.90%
Term Loan Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												422,000,000	$ 422,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												150,000,000	235,000,000
Line of credit facility, maximum borrowing capacity	$ 235,000,000								$ 150,000,000
Effective interest rate					4.20%
Revolving credit facility, maturity date	Mar. 17, 2020				Jan. 30, 2017
Outstanding letters of credit			0		$ 0
Revolving Credit Facility [Member] | COLOMBIA
Debt Instrument [Line Items]
Revolving credit commitment | CAD		CAD 6.0
Revolving Credit Facility [Member] | COLOMBIA | Subsequent Event [Member]
Debt Instrument [Line Items]
Revolving credit commitment | CAD		6.0
Revolving Credit Facility [Member] | CANADA
Debt Instrument [Line Items]
Revolving credit commitment | CAD		0.5
Revolving Credit Facility [Member] | CANADA | Subsequent Event [Member]
Debt Instrument [Line Items]
Revolving credit commitment | CAD		0.5
Revolving Credit Facility [Member] | Mainland [Member]
Debt Instrument [Line Items]
Revolving credit commitment | CAD		0.4
Revolving Credit Facility [Member] | Mainland [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Revolving credit commitment | CAD		CAD 0.4
Revolving Credit Facility [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					0.50%
Revolving Credit Facility [Member] | LIBOR Rate Plus [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					2.50%
Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					3.50%
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 422,000,000		$ 422,000,000
Maturity date			Jan. 30, 2019		Jan. 30, 2019
Proceeds from issuance of debt					$ 25,000,000
Quarterly principal repayments percentage			0.25%		0.25%
Frequency of periodic payment			Term debt due on the last business day of each March, June, September and December		Term debt due on the last business day of each March, June, September and December.
Change in interest rate					1.00%
Credit facility revolving commitments					$ 150,000,000
Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio			4.51
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 211,700,000		126,700,000
Outstanding letters of credit			23,300,000		23,300,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 625,000,000		$ 625,000,000	$ 250,000,000
Debt instrument financing fees							$ 9,500,000
Senior Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								$ 288,200,000
Interest Coverage Ratio - January 1, 2013 to December 31, 2014 [Member] | Senior Secured Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio, maximum			1.7		1.70
Interest Coverage Ratio - Thereafter [Member] | Senior Secured Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio, maximum			1.85		1.85
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility additional borrowing capacity					$ 135,000,000
Effective interest rate					5.00%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					0.50%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member] | LIBOR Rate Plus [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.00%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Line of credit facility minimum interest rate					2.25%
Interest rate - Revolving credit commitments, minimum interest rate					2.75%
Uncommitted Incremental Facility [Member] | Senior Secured Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					3.75%
Line of credit facility minimum interest rate					1.25%
First Lien Leverage Ratio January 1, 2013 To June 30, 2014 [Member] | Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio					4.75
First Lien Net Leverage Ratio - July 1, 2014 to June 30, 2015 [Member] | Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio					4.50
First Lien Net Leverage Ratio - Thereafter [Member] | Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
First lien leverage ratio					4.25
Summit Materials And Summit Materials Finance Corp [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												$ 250,000,000	$ 250,000,000
Interest rate												10.50%
Maturity date					Jan. 31, 2020
Summit Materials And Summit Materials Finance Corp [Member] | Senior Notes (Additional Notes) [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 115,000,000	$ 260,000,000
Proceeds from issuance of debt			$ 409,300,000		$ 409,300,000
Premium of debt instrument			34,300,000		34,300,000
Summit Materials And Summit Materials Finance Corp [Member] | Existing Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 250,000,000		$ 250,000,000
Summit Materials, INC [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Effective interest rate			4.05%
Summit Materials, INC [Member] | Revolving Credit Facility [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Summit Materials, INC [Member] | Revolving Credit Facility [Member] | LIBOR Rate Plus [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
Summit Materials, INC [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.50%
Summit Materials, INC [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.50%